UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773

Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann C. Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

     /s/ Ann C. Burnham              Lincoln, MA           February 11, 2011
     ---------------------          -------------          -----------------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           49

Form 13F Information Table Value Total:  $   269,434
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
-------------------------------  --------------  ---------  --------  ------------------- ----------  -------- -------------------
                                                                                                                VOTING AUTHORITY
                                                             VALUE    SHRS OR  SH/   PUT/ INVESTMENT   OTHER   -------------------
       NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL DISCRETION  MANAGERS SOLE  SHARED  NONE
-------------------------------  --------------  ---------  --------  -------  ----  ---- ----------  -------- ----  ------  ----
AboveNet, Inc                    COM             00374N107      877     15,000 SH         Sole                                15,000
ALTRIA GROUP INC COM             COM             02209S103    1,433     58,200 SH         Sole                                58,200
AT&T INC COM                     COM             00206R102    4,146    141,111 SH         Sole                               141,111
BANK OF AMERICA CORPORATION CO   COM             060505104    1,321     99,005 SH         Sole                                99,005
BLACKROCK REAL ASSET EQUITY TR   COM             09254B109    2,275    155,585 SH         Sole                               155,585
BRISTOL MYERS SQUIBB CO COM      COM             110122108    1,480     55,900 SH         Sole                                55,900
CARMAX, INC. CMN                 COM             143130102      850     26,674 SH         Sole                                26,674
DUKE ENERGY CORPORATION CMN      COM             26441C105    1,366     76,704 SH         Sole                                76,704
Education Management Corp        COM             28140M103      948     52,375 SH         Sole                                52,375
Financial Sector Spdr            SBI INT-FINL    81369Y605      750     46,992 SH         Sole                                46,992
GENERAL ELECTRIC CO COM          COM             369604103    5,082    277,833 SH         Sole                               277,833
GSI COMMERCE INC CMN             COM             36238G102   10,508    452,330 SH         Sole                               452,330
INTEL CORP COM                   COM             458140100      603     28,677 SH         Sole                                28,677
LULULEMON ATHLETICA INC. CMN     COM             550021109    1,771     25,880 SH         Sole                                25,880
MSCI Inc.                        CL A            55354G100      474     12,161 SH         Sole                                12,161
PATRIOT NATL BANCORP INC CMN     COM             70336F104      791    376,850 SH         Sole                               376,850
PETSMART INC COM                 COM             716768106      979     24,596 SH         Sole                                24,596
PFIZER INC COM                   COM             717081103      434     24,760 SH         Sole                                24,760
PITNEY BOWES INC COM             COM             724479100    1,170     48,400 SH         Sole                                48,400
REYNOLDS AMERICAN INC. CMN       COM             761713106    4,029    123,500 SH         Sole                               123,500
STAPLES INC COM                  COM             855030102    3,703    162,639 SH         Sole                               162,639
Technology Select Sect Spdr      SBI INT-TECH    81369Y803      751     29,797 SH         Sole                                29,797
THERMO FISHER SCIENTIFIC INC C   COM             883556102      979     17,686 SH         Sole                                17,686
VERIZON COMMUNICATIONS INC COM   COM             92343V104      807     22,562 SH         Sole                                22,562
WINDSTREAM CORPORATION CMN       COM             97381W104      367     26,318 SH         Sole                                26,318
WMS INDS INC COM                 COM             929297109    2,894     63,980 SH         Sole                                63,980
ALPINE GLOBAL PREMIER PPTYS FD   COM SBI         02083A103      223     31,516 SH         Sole                                31,516
Eaton Vance Tax-Mgd. Buy-Write   COM             27828Y108    7,752    592,684 SH         Sole                               592,684
iShares DJ Dividend Select Ind   DJ SEL DIV INX  464287168   14,664    294,096 SH         Sole                               294,096
IShares Russell 2000 Value - S   RUSL 2000 VALU  464287630    5,061     71,186 SH         Sole                                71,186
ISHARES RUSSELL 3000 INDEX FUN   RUSSELL 3000    464287689    3,109     41,484 SH         Sole                                41,484
ISHARES TR INDEX RUSSELL 2000    RUSSELL 2000    464287655    1,275     16,292 SH         Sole                                16,292
ISHARESTR RUSSELL 1000 GROWTH    RUSSELL1000GRW  464287614      835     14,579 SH         Sole                                14,579
ISHARESTR RUSSELL 1000 INDEX F   RUSSELL 1000    464287622    1,135     16,250 SH         Sole                                16,250
ISHARESTR RUSSELL 1000 VALUE I   RUSSELL1000VAL  464287598    1,478     22,780 SH         Sole                                22,780
PowerShares QQQ Total Return S   UNIT SER 1      73935A104    1,416     25,992 SH         Sole                                25,992
PowerShares QQQ Total Return S   UNIT SER 1      73935A104      599     11,000 SH    CALL Sole                                11,000
S & P 500 Spyder Trust Series    UNIT SER 1      78462F103   22,844    181,664 SH         Sole                               181,664
SPDR S&P MidCap 400 ETF Trust    UTSER1 S&PDCRP  78467Y107    1,999     12,140 SH         Sole                                12,140
VODAFONE GROUP PLC NEW           SPONS ADR NEW   92857W209    1,718     64,964 SH         Sole                                64,964
BLACKROCK INTL GRWTH & INC TR    COM BENE INTER  092524107      240     23,590 SH         Sole                                23,590
EATON VANCE TAX MNG GBL DV EQT   COM             27829F108    1,523    144,614 SH         Sole                               144,614
EATON VANCE TXMGD GL BUYWR OPP   COM             27829C105    2,356    192,350 SH         Sole                               192,350
iShares MSCI Emerging Markets    MSCI EMERG MKT  464287234    4,667     97,956 SH         Sole                                97,956
ISHARES TR-ISHARES MSCI EAFE I   MSCI EAFE IDX   464287465      657     11,285 SH         Sole                                11,285
Vanguard Emerging Market ETF     EMR MKT ETF     922042858    8,253    171,423 SH         Sole                               171,423
ISHARES TR INDEX DJ US REAL ES   DJ US REAL EST  464287739    1,139     20,358 SH         Sole                                20,358
CBL & Associates Properties In   COM             124830100    4,341    248,085 SH         Sole                               248,085
SIMON PPTY GROUP INC NEW COM     COM             828806109  131,362  1,320,356 SH         Sole                             1,320,356